Expense Example - Ariel Fund	Feb. 01, 2021 USD ($)
Investor Class
Expense Example:
1-Year	$ 106
3-Year	331
5-Year	574
10-Year	1,271
Institutional Class
Expense Example:
1-Year	74
3-Year	230
5-Year	401
10-Year	$ 894